Supplementary Income Statement And Cash Flow Information (Schedule Of Supplementary Income Statement Information) (Details) (USD $) In Millions	12 Months Ended
	Jan. 31, 2011	Jan. 31, 2010	Jan. 31, 2009
Supplementary Income Statement And Cash Flow Information
Depreciation and amortization expense for property, plant and equipment and assets acquired under capital leases	$ 70	$ 64	$ 58
Internal research and development costs included in selling, general and administrative expenses	55	49	46
Impairment losses for goodwill			2
Impairment losses for intangible assets		$ 6	$ 3